Since Inception [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		13.86%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)
S&P Target Date To 2030 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.89%		6.08%
Class R4 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.07%		6.50%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.19%		5.64%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.53%		5.99%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.34%		6.76%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.29%		6.66%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.44%		5.14%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.66%		3.32%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.35%		3.40%
Class R5 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.33%		6.67%
Class R3 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.80%		6.25%
Since Inception | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.86%
Performance Inception Date			Dec. 31, 2019
Since Inception | Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(0.33%)
Performance Inception Date			Dec. 31, 2019
Since Inception | S&P Target Date To 2030 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.08%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class R4 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.50%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.64%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.99%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.76%
Performance Inception Date			Dec. 31, 2019
Since Inception | Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.66%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		5.14%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.32%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.40%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R5 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.67%
Performance Inception Date	[1]		Dec. 31, 2019
Since Inception | Class R3 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		6.25%
Performance Inception Date	[1]		Dec. 31, 2019

[1]	Performance for classes A, C, R, R3, R4, R5, and Y shares prior to their inception (9/1/20) is derived from the historical performance of class R6 shares, adjusted for the higher operating expenses and, for class A and C shares, higher sales charges (in the case of after sales-charge returns) applicable to such classes.
[2]	Since inception December 31, 2019.